VESSELS AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Vessels and equipment, net	VESSELS AND EQUIPMENT, NET
Movements in the six months ended June 30, 2024 for vessels and equipment, net is summarized as follows:

(in thousands of $)	Vessels and equipment	Dry docks	Total
Cost
At December 31, 2023	2,467,470	43,214	2,510,684
Additions	—	10,103	10,103
Disposals	—	(5,000)	(5,000)
At June 30, 2024	2,467,470	48,317	2,515,787

Accumulated depreciation
At December 31, 2023	(275,371)	(18,012)	(293,383)
Charge	(32,772)	(4,682)	(37,454)
Disposals	—	5,000	5,000
At June 30, 2024	(308,143)	(17,694)	(325,837)

Net book value
At December 31, 2023	2,192,099	25,202	2,217,301
At June 30, 2024	2,159,327	30,623	2,189,950
In April and May 2024, Flex Constellation and her sister vessel, Flex Courageous, respectively, completed their first scheduled drydock, both in Singapore. We are required to drydock each vessel once every five years. We have no remaining vessels scheduled for drydock in 2024. We are next scheduled to have drydockings for four vessels in 2025, three vessels in 2026 and no drydockings in 2027.